MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2021 (Unaudited)

Mutual Funds (93.1%)	Shares	Value

MFS New Discovery Value Class R6	47,304	$ 935,678
Paradigm Micro Cap	16,475	841,377
Vanguard Small Cap Value Index Adm Class	11,358	806,961
Baron Discovery Retail	21,523	789,896
Heartland Value Plus	16,247	774,658
PIMCO StocksPLUS Small Class I	62,074	738,062
Alger Small Cap Focus Class I	23,321	724,341
Vanguard Tax-Managed Small Cap Adm Class	7,819	685,299
T. Rowe Price New Horizons	8,330	672,653
Virtus KAR Small-Cap Growth Class I	12,214	640,864
Franklin Small Cap Value	9,780	627,180
Principle Small Cap Class I	18,642	571,206
Fidelity Stock Selector Small Cap	8,574	295,199

Total Mutual Funds (Cost $ 6,080,355)		9,103,374

Short-Term Securities (6.3%)

Fidelity Institutional Money Market (Cost $ 617,493)		617,493

Total Short-Term Securities		617,493

Total Investments in Securities (Cost $ 6,697,848) (99.4%)		9.720,867

Net Other Assets and Liabilities (0.6%)		54,403

Net Assets (100%)		$ 9,775,270

At March 31, 2021, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,080,355
Unrealized appreciation	3,027,822
Unrealized depreciation	4,801
Net unrealized appreciation (depreciation)	3,023,021

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2021 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 9,103,374	-	-	$ 9,103,374
Short Term Investments	617,493	-	-	617,493
Total Investments in Securities	$ 9,720,867	-	-	$ 9,720,867

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.